Hedge accounting (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair value hedges | Interest rate
Disclosure Of Fair Value Hedge Accounting [Table]
Notional amount	$ 92,415	$ 89,525
Derivative financial assets	0	0
Derivative financial liabilities	0	7
Changes in fair value of hedging instruments	(5,195)	(1,604)
Changes in fair value of hedged items	5,169	1,602
Hedge ineffectiveness recognized the income statement	(27)	(2)
Fair value hedges | Currency Risk [Member]
Disclosure Of Fair Value Hedge Accounting [Table]
Notional amount	20,566	27,875
Derivative financial assets	845	87
Derivative financial liabilities	3	261
Changes in fair value of hedging instruments	(1,088)	(2,139)
Changes in fair value of hedged items	1,105	2,181
Hedge ineffectiveness recognized the income statement	18	42
Cash flow hedges | Interest rate
Disclosure Of Fair Value Hedge Accounting [Table]
Notional amount	75,304	79,573
Derivative financial assets	2	12
Derivative financial liabilities	5	1
Changes in fair value of hedging instruments	(5,813)	(1,185)
Changes in fair value of hedged items	5,760	990
Hedge ineffectiveness recognized the income statement	(53)	(196)
Hedges of net investments in foreign operations | Currency Risk [Member]
Disclosure Of Fair Value Hedge Accounting [Table]
Notional amount	14,009	13,939
Derivative financial assets	7	23
Derivative financial liabilities	529	105
Changes in fair value of hedging instruments	336	497
Changes in fair value of hedged items	(337)	(497)
Hedge ineffectiveness recognized the income statement	(1)	0
UBS AG | Fair value hedges | Interest rate
Disclosure Of Fair Value Hedge Accounting [Table]
Notional amount	92,415	89,525
Derivative financial assets	0	0
Derivative financial liabilities	0	7
Changes in fair value of hedging instruments	(5,195)	(1,604)
Changes in fair value of hedged items	5,169	1,602
Hedge ineffectiveness recognized the income statement	(27)	(2)
UBS AG | Fair value hedges | Currency Risk [Member]
Disclosure Of Fair Value Hedge Accounting [Table]
Notional amount	20,566	27,875
Derivative financial assets	845	87
Derivative financial liabilities	3	261
Changes in fair value of hedging instruments	(1,088)	(2,139)
Changes in fair value of hedged items	1,105	2,181
Hedge ineffectiveness recognized the income statement	18	42
UBS AG | Cash flow hedges | Interest rate
Disclosure Of Fair Value Hedge Accounting [Table]
Notional amount	75,304	79,573
Derivative financial assets	2	12
Derivative financial liabilities	5	1
Changes in fair value of hedging instruments	(5,813)	(1,185)
Changes in fair value of hedged items	5,760	990
Hedge ineffectiveness recognized the income statement	(53)	(196)
UBS AG | Hedges of net investments in foreign operations | Currency Risk [Member]
Disclosure Of Fair Value Hedge Accounting [Table]
Notional amount	13,844	13,761
Derivative financial assets	7	23
Derivative financial liabilities	528	103
Changes in fair value of hedging instruments	318	492
Changes in fair value of hedged items	(319)	(491)
Hedge ineffectiveness recognized the income statement	$ (1)	$ 0